Common shares (Tables)	6 Months Ended
Jun. 30, 2020
Share-Based Payment Arrangements [Abstract]
Summary of activity for awards of restricted stock
The following is a summary of activity for awards of restricted stock that have been granted under the Plan during the six months ended June 30, 2020.

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2019	3,561,742	$26.45
Granted	469,680	36.73
Vested	(331,812)	45.69
Forfeited	(400)	30.90
Outstanding and non-vested, June 30, 2020	3,699,210	$26.03

Summary of future stock compensation expense	Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the period July 1, 2020 through December 31, 2020	$12,027	$767	$12,794
For the year ending December 31, 2021	19,481	659	20,140
For the year ending December 31, 2022	11,449	208	11,657
For the year ending December 31, 2023	4,730	—	4,730
For the year ending December 31, 2024	1,162	—	1,162
	$48,849	$1,634	$50,483